SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Jan. 02, 2022 USD ($) shares	Jan. 03, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,877,000	1,422,000
Granted, net of granted for performance and dividends declared (in shares) | shares	733,000	967,000
Granted for dividends declared (in shares) | shares	25,000	25,000
Settled - common shares (in shares) | shares	(127,000)	(128,000)
Settled - payment of withholding taxes (in shares) | shares	(70,000)	(67,000)
Forfeited (in shares) | shares	(492,000)	(342,000)
Number, outstanding, end of fiscal year (in shares) | shares	1,946,000	1,877,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 29.38	$ 31.42
Granted (in dollars per share) | $	30.38	25.47
Granted for dividends declared (in dollars per share) | $	37.69	12.58
Settled - common shares (in dollars per share) | $	25.14	29.06
Settled - payment of withholding taxes (in dollars per share) | $	25.48	29.16
Forfeited (in dollars per shares) | $	32.46	25.70
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 29.50	$ 29.38